Quarterly Holdings Report
for
Fidelity® Series Government Bond Index Fund
May 31, 2026
XGB-NPRT3-0726
1.9891228.107
U.S. Government Agency Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Financials - 0.8%
Financial Services - 0.8%
Fannie Mae 0.875% 12/18/2026	1,200,000	1,180,903
Fannie Mae 0.875% 8/5/2030	1,057,000	927,126
Fannie Mae 1.875% 9/24/2026	674,000	670,076
Fannie Mae 5.625% 7/15/2037	163,000	176,992
Fannie Mae 6.25% 5/15/2029	71,000	75,276
Fannie Mae 7.125% 1/15/2030	6,000	6,602
Fannie Mae 7.25% 5/15/2030	866,000	963,333
Federal Farm Credit Banks Funding Corp 0.72% 10/27/2026	500,000	493,741
Federal Farm Credit Banks Funding Corp 1% 10/7/2026	1,000,000	990,159
Federal Farm Credit Banks Funding Corp 1.3% 3/30/2027	130,000	127,309
Federal Farm Credit Banks Funding Corp 3% 8/3/2026	1,560,000	1,557,773
Federal Home Loan Bank 1.25% 10/26/2026	1,060,000	1,049,270
Federal Home Loan Bank 3.5% 10/4/2027	3,500,000	3,480,086
Federal Home Loan Bank 4.375% 9/8/2028	100,000	100,711
Federal Home Loan Bank 5.5% 7/15/2036	100,000	107,845
Freddie Mac Non Gold Pool 6.25% 7/15/2032	585,000	647,578
Freddie Mac Non Gold Pool 6.75% 3/15/2031	173,000	192,556
Freddie Mac Non Gold Pool 6.75% 9/15/2029	185,000	200,082
TOTAL FINANCIALS		12,947,418
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Tennessee Valley Authority 4.625% 9/15/2060	2,440,000	2,138,780
Tennessee Valley Authority 4.875% 1/15/2048	630,000	604,027
TOTAL UTILITIES		2,742,807
TOTAL UNITED STATES		15,690,225
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,413,294)		15,690,225

U.S. Treasury Obligations - 98.0%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.35 to 4.67	3,031,000	1,903,373
US Treasury Bonds 1.125% 8/15/2040	1.40 to 4.33	954,000	593,082
US Treasury Bonds 1.25% 5/15/2050	4.83 to 4.98	620,000	291,739
US Treasury Bonds 1.375% 11/15/2040	1.36 to 4.73	15,697,000	10,081,643
US Treasury Bonds 1.375% 8/15/2050	2.42 to 5.03	7,145,000	3,465,046
US Treasury Bonds 1.625% 11/15/2050	1.57 to 5.07	10,384,000	5,370,881
US Treasury Bonds 1.75% 8/15/2041	1.91 to 4.48	5,538,000	3,689,693
US Treasury Bonds 1.875% 11/15/2051	1.80 to 4.78	14,569,000	7,925,308
US Treasury Bonds 1.875% 2/15/2041	2.23	1,726,000	1,190,266
US Treasury Bonds 1.875% 2/15/2051	2.41 to 4.23	2,073,000	1,140,312
US Treasury Bonds 2% 11/15/2041	1.86 to 4.21	5,551,000	3,822,167
US Treasury Bonds 2% 2/15/2050	1.26 to 5.05	7,683,000	4,434,231
US Treasury Bonds 2% 8/15/2051	2.46 to 4.60	8,271,000	4,662,453
US Treasury Bonds 2.25% 2/15/2052	2.17 to 4.01	8,250,000	4,919,385
US Treasury Bonds 2.25% 5/15/2041	1.91 to 2.21	3,180,000	2,306,370
US Treasury Bonds 2.25% 8/15/2046	2.31 to 4.95	5,110,000	3,307,527
US Treasury Bonds 2.25% 8/15/2049	2.21 to 3.80	2,544,000	1,568,535
US Treasury Bonds 2.375% 11/15/2049	2.29 to 4.63	7,159,000	4,520,237
US Treasury Bonds 2.375% 2/15/2042	4.16	6,250,000	4,533,898
US Treasury Bonds 2.375% 5/15/2051	2.07 to 5.07	4,909,000	3,041,087
US Treasury Bonds 2.5% 2/15/2045	2.17 to 5.24	930,000	647,186
US Treasury Bonds 2.5% 2/15/2046	3.87	2,660,000	1,820,957
US Treasury Bonds 2.75% 11/15/2042	2.29	370,000	279,625
US Treasury Bonds 2.75% 11/15/2047	3.83	450,000	314,947
US Treasury Bonds 2.75% 8/15/2042	1.96 to 3.49	3,058,000	2,323,244
US Treasury Bonds 2.75% 8/15/2047	1.17 to 4.40	9,501,000	6,668,885
US Treasury Bonds 2.875% 11/15/2046	1.93 to 4.86	3,491,000	2,531,384
US Treasury Bonds 2.875% 5/15/2043	1.94 to 4.08	2,349,000	1,792,397
US Treasury Bonds 2.875% 5/15/2049	1.81 to 2.20	475,000	334,764
US Treasury Bonds 2.875% 5/15/2052	4.55 to 4.93	3,220,000	2,207,964
US Treasury Bonds 2.875% 8/15/2045	3.02	66,000	48,630
US Treasury Bonds 3% 11/15/2044	3.00 to 4.76	2,825,000	2,147,000
US Treasury Bonds 3% 11/15/2045	2.51 to 3.95	3,672,000	2,754,574
US Treasury Bonds 3% 2/15/2047	1.90 to 3.06	5,615,000	4,151,591
US Treasury Bonds 3% 2/15/2048	2.55 to 3.79	1,326,000	969,430
US Treasury Bonds 3% 5/15/2042	2.11 to 4.92	3,938,000	3,118,096
US Treasury Bonds 3% 5/15/2045	1.21	303,000	228,764
US Treasury Bonds 3% 5/15/2047	3.01	8,000	5,899
US Treasury Bonds 3% 8/15/2048	1.22 to 3.39	519,000	377,410
US Treasury Bonds 3% 8/15/2052	3.68 to 4.16	8,700,000	6,114,809
US Treasury Bonds 3.125% 11/15/2041	4.20	500,000	406,270
US Treasury Bonds 3.125% 2/15/2042	4.67	70,000	56,617
US Treasury Bonds 3.125% 2/15/2043	3.01 to 4.93	877,000	697,386
US Treasury Bonds 3.125% 5/15/2048	1.51 to 3.03	4,581,000	3,417,140
US Treasury Bonds 3.125% 8/15/2044	2.82 to 4.93	2,393,000	1,861,679
US Treasury Bonds 3.25% 5/15/2042	3.99 to 4.58	3,260,000	2,671,927
US Treasury Bonds 3.375% 11/15/2048	3.17 to 4.76	2,120,000	1,646,975
US Treasury Bonds 3.375% 5/15/2044	2.09 to 4.68	5,539,000	4,491,783
US Treasury Bonds 3.375% 8/15/2042	4.41	1,280,000	1,063,550
US Treasury Bonds 3.625% 2/15/2044	2.18 to 4.55	2,000,000	1,686,016
US Treasury Bonds 3.625% 2/15/2053	4.05 to 4.42	7,450,000	5,908,490
US Treasury Bonds 3.625% 5/15/2053	4.61 to 4.71	1,510,000	1,196,439
US Treasury Bonds 3.625% 8/15/2043	2.68 to 4.23	2,541,000	2,154,093
US Treasury Bonds 3.75% 11/15/2043	2.85 to 4.88	7,025,000	6,043,421
US Treasury Bonds 3.75% 8/15/2041	1.23 to 2.92	275,000	243,343
US Treasury Bonds 3.875% 2/15/2043	4.32 to 4.77	1,210,000	1,067,447
US Treasury Bonds 3.875% 5/15/2043	4.12 to 4.53	20,780,000	18,280,933
US Treasury Bonds 3.875% 8/15/2040	2.76 to 3.64	2,366,000	2,150,103
US Treasury Bonds 4% 11/15/2042	4.31 to 4.71	3,140,000	2,822,934
US Treasury Bonds 4% 11/15/2052	4.36 to 5.01	6,280,000	5,332,113
US Treasury Bonds 4.125% 8/15/2044	4.68	960,000	863,775
US Treasury Bonds 4.125% 8/15/2053	4.79 to 5.07	4,540,000	3,936,854
US Treasury Bonds 4.25% 11/15/2040	2.90	92,000	86,968
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.95	11,990,000	10,617,239
US Treasury Bonds 4.25% 8/15/2054	4.12 to 4.48	4,070,000	3,604,971
US Treasury Bonds 4.375% 11/15/2039	1.85	523,000	506,023
US Treasury Bonds 4.375% 2/15/2038	4.18 to 4.65	1,640,000	1,623,216
US Treasury Bonds 4.375% 5/15/2040	4.75	540,000	520,130
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.26	1,540,000	1,441,765
US Treasury Bonds 4.5% 11/15/2054	4.71 to 4.88	1,350,000	1,246,957
US Treasury Bonds 4.5% 2/15/2044	4.29 to 4.93	15,170,000	14,381,278
US Treasury Bonds 4.5% 5/15/2038	3.83 to 4.36	2,080,000	2,076,994
US Treasury Bonds 4.625% 11/15/2044	4.85 to 4.86	4,960,000	4,756,950
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.66	2,060,000	1,968,588
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.83	4,480,000	4,229,400
US Treasury Bonds 4.625% 2/15/2040	2.25 to 3.63	1,569,000	1,554,720
US Treasury Bonds 4.625% 2/15/2046	4.57 to 4.98	7,180,000	6,856,900
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.93	6,620,000	6,243,833
US Treasury Bonds 4.625% 5/15/2044	4.79	1,140,000	1,096,270
US Treasury Bonds 4.625% 5/15/2054	4.35 to 4.90	8,310,000	7,834,772
US Treasury Bonds 4.75% 11/15/2043	4.63	570,000	558,199
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.83	23,010,000	22,110,273
US Treasury Bonds 4.75% 2/15/2041	2.97 to 4.63	2,212,000	2,204,828
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.99	6,540,000	6,302,925
US Treasury Bonds 4.75% 5/15/2055	4.76 to 5.00	10,500,000	10,106,250
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.73	4,650,000	4,477,260
US Treasury Bonds 4.875% 8/15/2045	4.63 to 4.87	8,620,000	8,511,913
US Treasury Bonds 5% 5/15/2037	1.50 to 4.43	2,741,000	2,874,945
US Treasury Bonds 5% 5/15/2045	4.89	710,000	712,857
US Treasury Bonds 5.25% 11/15/2028	2.67 to 3.66	2,005,000	2,061,861
US Treasury Bonds 5.25% 2/15/2029	1.40 to 4.23	10,944,000	11,309,085
US Treasury Bonds 5.375% 2/15/2031	3.70	1,960,000	2,064,814
US Treasury Bonds 5.5% 8/15/2028	3.81 to 4.45	4,147,000	4,276,270
US Treasury Bonds 6.25% 5/15/2030	3.44 to 3.70	6,070,000	6,541,373
US Treasury Bonds 6.375% 8/15/2027	3.71	1,460,000	1,501,861
US Treasury Notes 0.375% 7/31/2027	0.74 to 4.39	23,102,000	22,172,505
US Treasury Notes 0.375% 9/30/2027	0.62 to 1.16	1,530,000	1,459,775
US Treasury Notes 0.5% 10/31/2027	1.42 to 1.46	5,860,000	5,583,023
US Treasury Notes 0.5% 6/30/2027	0.49 to 3.88	4,825,000	4,652,167
US Treasury Notes 0.5% 8/31/2027	0.49 to 4.24	4,183,000	4,008,981
US Treasury Notes 0.625% 11/30/2027	1.35 to 4.30	6,368,000	6,059,550
US Treasury Notes 0.625% 12/31/2027	0.64 to 0.76	2,957,000	2,805,800
US Treasury Notes 0.625% 8/15/2030	1.15 to 4.06	11,548,000	10,003,455
US Treasury Notes 0.75% 1/31/2028	4.33	2,997,000	2,841,531
US Treasury Notes 0.875% 11/15/2030	3.87 to 4.32	9,709,000	8,435,452
US Treasury Notes 1% 7/31/2028	2.37 to 3.68	1,010,000	947,348
US Treasury Notes 1.125% 2/15/2031	3.71 to 3.78	3,690,000	3,220,822
US Treasury Notes 1.125% 2/29/2028	4.50	2,710,000	2,579,581
US Treasury Notes 1.125% 8/31/2028	1.09 to 1.54	1,748,000	1,639,979
US Treasury Notes 1.25% 3/31/2028	4.36	640,000	609,149
US Treasury Notes 1.25% 4/30/2028	3.53 to 4.33	7,523,000	7,143,617
US Treasury Notes 1.25% 5/31/2028	3.88 to 3.97	9,250,000	8,764,014
US Treasury Notes 1.25% 6/30/2028	1.21 to 4.20	9,260,000	8,753,594
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.69	19,994,000	17,285,438
US Treasury Notes 1.25% 9/30/2028	1.56 to 4.27	2,220,000	2,083,678
US Treasury Notes 1.375% 10/31/2028	1.32 to 4.88	3,480,000	3,268,481
US Treasury Notes 1.375% 11/15/2031	1.44 to 4.50	18,323,000	15,827,207
US Treasury Notes 1.375% 12/31/2028	1.82 to 4.09	8,811,000	8,239,662
US Treasury Notes 1.5% 11/30/2028	1.70 to 4.34	12,376,000	11,635,374
US Treasury Notes 1.5% 2/15/2030	0.69 to 4.40	14,272,000	13,013,165
US Treasury Notes 1.625% 5/15/2031	1.51 to 4.49	14,243,000	12,645,113
US Treasury Notes 1.625% 8/15/2029	3.76 to 4.70	7,318,000	6,788,588
US Treasury Notes 1.75% 1/31/2029	3.53 to 3.89	8,680,000	8,179,544
US Treasury Notes 1.75% 11/15/2029	1.16 to 3.55	8,229,000	7,618,254
US Treasury Notes 1.875% 2/15/2032	1.84 to 4.20	8,060,000	7,112,609
US Treasury Notes 1.875% 2/28/2029	4.23 to 4.27	5,390,000	5,088,076
US Treasury Notes 2.25% 11/15/2027	1.55 to 4.34	4,563,000	4,452,490
US Treasury Notes 2.25% 8/15/2027	1.63 to 2.66	1,597,000	1,565,559
US Treasury Notes 2.375% 3/31/2029	2.87 to 3.77	6,300,000	6,019,699
US Treasury Notes 2.375% 5/15/2027	3.15	4,000	3,942
US Treasury Notes 2.375% 5/15/2029	0.86 to 3.24	3,505,000	3,342,894
US Treasury Notes 2.625% 2/15/2029	2.37 to 4.27	4,831,000	4,655,310
US Treasury Notes 2.625% 7/31/2029	4.03	1,681,000	1,609,755
US Treasury Notes 2.75% 2/15/2028	1.74 to 3.15	1,089,000	1,066,667
US Treasury Notes 2.75% 5/31/2029	2.72 to 3.04	880,000	847,859
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.12	4,416,000	4,356,832
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.06	11,750,000	10,800,361
US Treasury Notes 2.875% 4/30/2029	3.60 to 4.75	12,210,000	11,816,991
US Treasury Notes 2.875% 5/15/2028	1.40 to 4.05	5,922,000	5,796,389
US Treasury Notes 2.875% 5/15/2032	2.67 to 4.73	9,780,000	9,091,580
US Treasury Notes 2.875% 8/15/2028	0.89 to 4.16	13,312,000	12,992,200
US Treasury Notes 3.125% 11/15/2028	1.32 to 2.72	3,448,000	3,374,999
US Treasury Notes 3.125% 8/31/2027	3.31 to 4.08	4,070,000	4,029,777
US Treasury Notes 3.125% 8/31/2029	3.37 to 4.48	5,100,000	4,953,574
US Treasury Notes 3.25% 6/30/2027	2.72 to 3.47	3,060,000	3,038,723
US Treasury Notes 3.25% 6/30/2029	2.71 to 4.12	8,430,000	8,233,410
US Treasury Notes 3.375% 2/29/2028	3.39	6,410,000	6,343,897
US Treasury Notes 3.375% 5/15/2033	3.63 to 4.02	9,220,000	8,716,862
US Treasury Notes 3.375% 9/15/2027	3.83 to 4.11	3,370,000	3,346,173
US Treasury Notes 3.375% 9/15/2028	3.60 to 3.62	9,360,000	9,226,913
US Treasury Notes 3.5% 1/15/2029	3.60	8,970,000	8,849,115
US Treasury Notes 3.5% 1/31/2028	3.91	2,270,000	2,251,911
US Treasury Notes 3.5% 1/31/2030	4.86	1,560,000	1,528,434
US Treasury Notes 3.5% 10/15/2028	3.57	3,590,000	3,547,088
US Treasury Notes 3.5% 10/31/2027	3.48 to 3.96	23,410,000	23,259,115
US Treasury Notes 3.5% 11/15/2028	3.49	4,730,000	4,670,505
US Treasury Notes 3.5% 11/30/2030	3.63	4,950,000	4,823,350
US Treasury Notes 3.5% 12/15/2028	3.53	6,510,000	6,425,828
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.82	11,390,000	11,230,718
US Treasury Notes 3.5% 2/15/2033	3.43 to 4.17	12,640,000	12,074,656
US Treasury Notes 3.5% 2/28/2031	3.52	4,100,000	3,989,492
US Treasury Notes 3.5% 9/30/2027	3.53 to 4.00	15,968,000	15,875,685
US Treasury Notes 3.5% 9/30/2029	4.02	18,540,000	18,207,584
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	13,600,000	13,326,938
US Treasury Notes 3.625% 12/31/2030	3.71	8,200,000	8,027,672
US Treasury Notes 3.625% 3/31/2030	4.10	4,420,000	4,345,930
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.60	20,230,000	20,061,680
US Treasury Notes 3.625% 8/31/2027	3.61	6,640,000	6,614,063
US Treasury Notes 3.625% 8/31/2029	3.75 to 4.09	17,460,000	17,221,289
US Treasury Notes 3.625% 8/31/2030	3.69	6,030,000	5,914,111
US Treasury Notes 3.625% 9/30/2030	3.74	5,240,000	5,137,656
US Treasury Notes 3.75% 1/31/2031	3.52 to 3.80	17,190,000	16,912,005
US Treasury Notes 3.75% 10/31/2032	3.78 to 4.03	12,060,000	11,721,755
US Treasury Notes 3.75% 11/30/2032	3.70 to 4.01	15,500,000	15,057,402
US Treasury Notes 3.75% 12/31/2028	3.83	3,270,000	3,246,497
US Treasury Notes 3.75% 4/15/2028	3.59	7,870,000	7,834,032
US Treasury Notes 3.75% 5/15/2028	3.86 to 3.89	24,210,000	24,096,516
US Treasury Notes 3.75% 5/31/2030	3.57	5,080,000	5,013,523
US Treasury Notes 3.75% 6/30/2027	3.54 to 3.72	6,670,000	6,658,536
US Treasury Notes 3.75% 6/30/2030	4.63	2,020,000	1,992,462
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.13	5,130,000	5,121,784
US Treasury Notes 3.875% 11/30/2029	3.45	930,000	923,606
US Treasury Notes 3.875% 12/31/2027	3.62	5,820,000	5,809,997
US Treasury Notes 3.875% 12/31/2029	4.28	1,410,000	1,399,700
US Treasury Notes 3.875% 3/15/2028	3.59	3,660,000	3,652,280
US Treasury Notes 3.875% 3/31/2031	3.94 to 4.13	19,570,000	19,345,251
US Treasury Notes 3.875% 4/15/2029	3.91	2,960,000	2,945,894
US Treasury Notes 3.875% 4/30/2030	3.72	2,880,000	2,856,375
US Treasury Notes 3.875% 4/30/2031	4.02	5,600,000	5,534,813
US Treasury Notes 3.875% 5/15/2029	4.05	18,900,000	18,809,930
US Treasury Notes 3.875% 6/15/2028	3.69 to 3.77	15,190,000	15,149,058
US Treasury Notes 3.875% 6/30/2030	3.70 to 3.80	10,030,000	9,941,062
US Treasury Notes 3.875% 7/15/2028	3.89	2,910,000	2,901,247
US Treasury Notes 3.875% 7/31/2027	3.58	3,370,000	3,367,499
US Treasury Notes 3.875% 7/31/2030	3.67 to 3.74	7,910,000	7,838,007
US Treasury Notes 3.875% 8/15/2033	3.95 to 4.91	14,630,000	14,247,677
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	8,380,000	8,103,580
US Treasury Notes 3.875% 8/31/2032	3.93	960,000	940,838
US Treasury Notes 3.875% 9/30/2029	4.35	2,070,000	2,056,982
US Treasury Notes 3.875% 9/30/2032	3.93	1,890,000	1,851,536
US Treasury Notes 4% 1/31/2031	4.28 to 4.40	4,600,000	4,572,867
US Treasury Notes 4% 1/31/2033	3.71 to 3.85	1,990,000	1,959,217
US Treasury Notes 4% 10/31/2029	3.72 to 4.15	5,800,000	5,784,820
US Treasury Notes 4% 11/15/2035	4.02 to 4.25	9,040,000	8,743,375
US Treasury Notes 4% 12/15/2027	4.32 to 4.48	6,110,000	6,112,625
US Treasury Notes 4% 2/15/2034	3.95 to 4.69	16,780,000	16,418,837
US Treasury Notes 4% 2/28/2030	3.54 to 4.58	5,060,000	5,043,002
US Treasury Notes 4% 2/29/2028	4.17	2,430,000	2,430,190
US Treasury Notes 4% 3/31/2030	3.96	3,650,000	3,637,311
US Treasury Notes 4% 4/30/2032	3.93 to 4.06	7,130,000	7,050,902
US Treasury Notes 4% 5/31/2030	3.95 to 3.96	22,730,000	22,641,211
US Treasury Notes 4% 6/30/2028	4.31	5,140,000	5,138,595
US Treasury Notes 4% 7/31/2029	4.32	4,700,000	4,690,839
US Treasury Notes 4% 7/31/2032	3.76 to 4.15	4,810,000	4,749,311
US Treasury Notes 4.125% 10/31/2027	3.50 to 4.23	10,520,000	10,542,191
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.39	6,040,000	6,047,314
US Treasury Notes 4.125% 11/15/2027	4.11	11,040,000	11,062,425
US Treasury Notes 4.125% 11/15/2032	3.50 to 4.44	7,680,000	7,625,700
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.39	10,576,000	10,316,558
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.20	5,580,000	5,557,549
US Treasury Notes 4.125% 3/31/2032	4.08	2,310,000	2,300,255
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.28	9,040,000	8,955,250
US Treasury Notes 4.125% 5/31/2032	3.99	5,700,000	5,671,644
US Treasury Notes 4.125% 7/31/2031	4.22	2,190,000	2,186,669
US Treasury Notes 4.125% 8/31/2030	3.90 to 4.66	6,000,000	5,999,297
US Treasury Notes 4.25% 1/15/2028	4.24	12,310,000	12,358,086
US Treasury Notes 4.25% 1/31/2030	4.33	6,190,000	6,221,917
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	23,840,000	23,632,331
US Treasury Notes 4.25% 2/15/2028	3.97	25,150,000	25,257,084
US Treasury Notes 4.25% 2/28/2031	3.87 to 4.27	17,330,000	17,411,234
US Treasury Notes 4.25% 3/31/2033	4.13	4,080,000	4,073,625
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.36	8,610,000	8,513,810
US Treasury Notes 4.25% 6/30/2029	3.61	2,490,000	2,503,510
US Treasury Notes 4.25% 8/15/2035	3.93 to 4.22	15,800,000	15,605,586
US Treasury Notes 4.375% 1/31/2032	4.15 to 4.44	18,020,000	18,179,787
US Treasury Notes 4.375% 11/30/2030	3.60	2,730,000	2,757,087
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.38	7,230,000	7,246,380
US Treasury Notes 4.375% 5/15/2036	4.44	6,650,000	6,615,711
US Treasury Notes 4.375% 8/31/2028	4.60	2,290,000	2,306,728
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	9,290,000	9,399,593
US Treasury Notes 4.5% 5/31/2029	4.35	4,050,000	4,099,518
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	11,960,000	12,167,432
US Treasury Notes 4.625% 4/30/2029	3.64	2,500,000	2,538,477
US Treasury Notes 4.625% 4/30/2031	4.08 to 4.36	8,670,000	8,851,528
US Treasury Notes 4.625% 9/30/2028	3.46	4,970,000	5,035,425
US Treasury Notes 4.625% 9/30/2030	4.28 to 4.38	3,370,000	3,436,084
US Treasury Notes 4.75% 2/15/2045	4.70 to 4.79	3,620,000	3,524,834
US Treasury Notes 4.875% 10/31/2028	4.13 to 4.16	4,800,000	4,891,313
US Treasury Notes 4.875% 10/31/2030	4.91	770,000	792,919
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,551,435,898)			1,491,384,770

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $16,652,805)	3.67	16,649,475	16,652,805

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,584,501,997)	1,523,727,800
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,029,765)
NET ASSETS - 100.0%	1,521,698,035

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,090,395	128,346,391	119,785,040	185,385	1,059	-	16,652,805	16,649,475	0.0%
Fidelity Securities Lending Cash Central Fund	-	227,604,943	227,605,273	-	330	-	-	-	0.0%
Total	8,090,395	355,951,334	347,390,313	185,385	1,389	-	16,652,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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